Transactions with Related Parties - Income Statements (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Related Party Transaction [Line Items]
Voyage expenses	$ (128,635)	$ (119,785)
Consultancy fees	(281)	(270)
Directors compensation	(93)	(90)
General and Administrative Expense	(22,675)	(25,912)
Income (Loss) from Equity Method Investments	33	(10)
Interchart [Member]
Related Party Transaction [Line Items]
Voyage expenses	(2,070)	(2,070)
Income (Loss) from Equity Method Investments	32	(22)
Combine Marine Ltd. and Alma Properties [Member]
Related Party Transaction [Line Items]
Office rent	(19)	(19)
Oceanbulk Maritime and its affiliates [Member]
Related Party Transaction [Line Items]
General and Administrative Expense	(104)	(100)
Augustea Technoservices Ltd. and affiliates [Member]
Related Party Transaction [Line Items]
Management fees	0	(1,264)
Iblea Ship Management Limited [Member]
Related Party Transaction [Line Items]
Management fees	(1,514)	(1,426)
Starocean [Member]
Related Party Transaction [Line Items]
Income (Loss) from Equity Method Investments	$ 1	$ 12